Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of accounts payable

	June 30,	December 31,
	2022	2021

	(in US$’000)
Accounts payable—third parties	48,203	39,115
Accounts payable—non-controlling shareholders of subsidiaries (Note 17(iv))	2,802	2,062
	51,005	41,177

Schedule of aging analysis based on the relevant invoice dates

	June 30,	December 31,
	2022	2021

	(in US$’000)
Not later than 3 months	38,404	35,615
Between 3 months to 6 months	10,380	3,705
Between 6 months to 1 year	834	588
Later than 1 year	1,387	1,269
	51,005	41,177